(Loss)/Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net (loss)/income	$ (105,204)	$ 13,437	$ (102,341)
Denominator (number of shares):
Basic weighted average common shares outstanding	109,612,737	109,045,468	75,435,716